CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and cash equivalents - non-restricted	$ 7,656	$ 1,923
Cash and cash equivalents - restricted	621	623
Investments	350	1,719
Gross finance receivables	268,522	364,198
Unearned fees	(9,451)	(18,126)
Allowance for credit losses	(31,850)	(31,400)
Net finance receivables	227,221	314,672
Furniture and equipment, net	2,567	383
Net deferred tax asset	20,669	13,880
Prepaid and other assets	8,119	10,003
Deferred acquisition costs	1,103	2,509
Goodwill	0	31,474
Intangibles, net	0	3,798
Total assets	268,306	380,984
Liabilities:
Revolving credit line - banks	0	19,240
Accounts payable	316	191
Accrued expenses and other liabilities	7,738	5,391
Voluntary remediation payable	14,552	0
Amortizing term notes	127,777	187,582
Investment notes	54,773	63,908
Total liabilities	205,156	276,312
Stockholder's equity:
Common stock, no par value; 1 share issued and outstanding	86,394	86,394
Accumulated other comprehensive income	0	9
Retained (deficit)/earnings	(23,244)	18,269
Total stockholder's equity	63,150	104,672
Total liabilities and stockholder's equity	$ 268,306	$ 380,984